Transactions with Related Parties - Tsakos Energy Management Limited (Details)	6 Months Ended
	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)
Operating vessels
Related Party Transaction [Line Items]
Monthly management fees	$ 27,500	$ 27,500
Vessels chartered in and on a bare-boat basis
Related Party Transaction [Line Items]
Monthly management fees	20,400	20,400
LNG Carriers
Related Party Transaction [Line Items]
Monthly management fees	36,350	35,800
DP2 Shuttle Tankers
Related Party Transaction [Line Items]
Monthly management fees	$ 35,000	35,000
Tsakos Energy Management Limited
Related Party Transaction [Line Items]
Euro appreciated against dollar percentage	10.00%
Yearly increase basis	12 month Euribor
Management incentive award	$ 287,000	1,280,000
Special award paid	$ 575,000
Years required for cancellation written notice for agreement	1
Days required for cancellation written notice for agreement	10
Compensation to Management company after contract termination with Directors	$ 172,643,000
Supervisory services per month, per vessel	20,400	20,400
Supervisory services	500,000	$ 1,806,000
Third Party Manager | LNG Carriers
Related Party Transaction [Line Items]
Monthly management fees	26,400
Third Party Manager | Suezmax tanker Eurochampion 2004
Related Party Transaction [Line Items]
Monthly management fees	14,200
Third Party Manager | VLCC Ulysses
Related Party Transaction [Line Items]
Monthly management fees	14,200
Third Party Manager | VLCC Hercules I
Related Party Transaction [Line Items]
Monthly management fees	14,200
Third Party Manager | Aframax tanker Sapporo Princess
Related Party Transaction [Line Items]
Monthly management fees	14,200
Third Party Manager | Aframax tanker Maria Princess
Related Party Transaction [Line Items]
Monthly management fees	$ 14,200